Schedule II-Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Schedule II-Valuation And Qualifying Accounts [Abstract]
Schedule II-Valuation And Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Adjustments(1)	Balance at End of Period
	(in thousands)
Predecessor period January 1, 2008 to January 31, 2008:
Allowance for doubtful accounts	$32,788	$3,922	$—	$(94)	$—	$36,616
Reserve for operating leases	$163	$(3)	$—	$—	$—	$160
Restructuring reserve	$13,131	$(8)		$(3,296)	$—	$9,827
Fair value adjustments to restructuring reserve	$—	$—	$—	$—	$(576)	$(576)
Successor period February 1, 2008 to December 31, 2008:
Allowance for doubtful accounts	$36,616	$(9,137)	$—	$(7,242)	$—	$20,237
Reserve for operating leases	$160	$(28)	$—	$—	$—	$132
Restructuring reserve	$9,251	$1,963	$—	$(5,234)	$—	$5,980
Year ended December 31, 2009:
Allowance for doubtful accounts	$20,237	$3,356	$—	$(3,076)	$—	$20,517
Reserve for operating leases	$132	$(31)	$—	$—	$—	$101
Restructuring reserve	$5,980	$(802)	$—	$(2,222)	$—	$2,956
Year ended December 31, 2010:
Allowance for doubtful accounts	$20,517	$7,839	$—	$(6,608)	$—	$21,748
Reserve for operating leases	$101	$(101)	$—	$—	$—	$—
Restructuring reserve	$2,956	$—	$—	$(1,883)	$—	$1,073

(1)	Adjustments reflect changes in allocation of the purchase price and fair value adjustments recorded or additional liabilities established in connection with the PanAmSat Acquisition Transactions and the New Sponsors Acquisition Transactions.